Sources of finance - Analysis of Fixed and Floating Rate Debt by Currency (Detail) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Borrowings		£ 6,481.3		£ 6,217.9
US Dollar bonds [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings | $			$ 2,784
US Dollar bonds [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings		£ 1,146.1		£ 1,154.8
Fixed rate	4.58%	4.62%	4.58%	4.58%
Period (months)	181 months	199 months
US Dollar bonds [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings		£ 1,760.9		£ 1,029.6
Floating basis	LIBOR	LIBOR
Sterling bonds [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings				600.0
Sterling bonds [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings		£ 600.0		£ 1,044.1
Fixed rate	3.43%	4.04%	3.43%	3.43%
Period (months)	232 months	245 months
Eurobonds [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings | €	€ 3,700
Eurobonds [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings		£ 2,623.9		£ 2,425.9
Fixed rate	1.99%	1.85%	1.99%	1.99%
Period (months)	75 months	80 months
Eurobonds [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings		£ 222.2		£ 449.2
Floating basis	EURIBOR	EURIBOR
Other bonds [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings		£ 128.2		£ 114.3